Investments	9 Months Ended
Sep. 30, 2023
Investments, Debt and Equity Securities [Abstract]
Investements
3.
INVESTMENTS

Investment in Canada Jetlines Operations Ltd.:

On June 28, 2021, the Company completed the spin-out pursuant to the Arrangement under which the Company transferred 75% of shares of Jetlines to Global shareholders. Global retained 25% of the shares issued and outstanding of Jetlines and accounts for the investment in accordance with the equity method. As of September 30, 2023, the Company holds approximately 12% ownership in Jetlines. Jetlines did not generate net income during the year ended on December 31, 2022 and the nine months period ended on September 30, 2023.

Investment in Top Flight:

On September 18, 2023, the Company acquired 80% of Charter Air Solutions, LLC ("Top Flight"). Top Flight was established on February 8, 2023 and had no significant transactions from the date of formation to the acquisition date. The balance sheet and operating activity of Top Flight are included in the Company's consolidated financial statements and we adjust the net income in our consolidated statement of operations to exclude the noncontrolling interests' proportionate share of results. We present the proportionate share of equity attributable to noncontrolling interests as equity within our consolidated balance sheet. Top Flight had approximately $24 thousand and $78 thousand in revenue and expenses, respectively, during the period from inception to September 30, 2023.